CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2019
Disposal Of Interest In Cote Gold Project
Investment [Line Items]
Proportion of ownership interest sold in joint venture	30.00%